Additional Information - Condensed Financial Statements of The Parent Company - Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses [Abstract]
Sales and marketing expenses	$ (33,958)	$ (53,769)	$ (46,276)
General and administrative expenses	(34,976)	(38,671)	(30,326)
Total operating expenses	(146,600)	(206,942)	(187,268)
Other operating income	1,729	3,697	2,568
Exchange gain (loss)	(151)	(5,021)	558
Interest income	18,836	9,636	8,353
Investment loss	(18,526)	(8,813)	(1,659)
Other income	1,649		1,597
Loss before income taxes	(86,766)	(119,961)	(71,844)
Income taxes	(422)	(663)	(840)
Net loss attributable to Agora, Inc.'s ordinary shareholders	(89,252)	(131,523)	(71,147)
Parent Company
Operating Expenses [Abstract]
Sales and marketing expenses	(178)	(17)	(30)
General and administrative expenses	(477)	(2,742)	(1,026)
Total operating expenses	(655)	(2,759)	(1,056)
Other operating income		(150)
Losses from subsidiaries and VIEs	(88,197)	(114,872)	(73,925)
Exchange gain (loss)	(1,184)	(4,372)	287
Interest income	8,125	2,344	1,712
Investment loss	(6,950)	(571)	(1,126)
Other income	1,649		1,753
Loss before income taxes	(87,212)	(120,380)	(72,355)
Income taxes	(7)
Net loss attributable to Agora, Inc.'s ordinary shareholders	$ (87,219)	$ (120,380)	$ (72,355)